                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one):        [ ] is a restatement
                                        [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:           Firelake Capital Management, LLC
Address:        575 High Street, Suite 330
                Palo Alto, CA 94301

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:     Firelake Capital Management, LLC

Name:   Martin L. Lagod
Title:  Managing Director
Phone:  650-321-0880

Signature, Place, and Date of Signing:

/s/ Martin L. Lagod                Palo Alto, CA          February 14, 2006
------------------------           -------------          -----------------
[Signature]                        [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page

                                REPORT SUMMARY:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       23

Form 13F Information Table Value Total: $116,878
                                        --------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

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
                                                  MARKET VALUE
                               TITLE OF             (X$1000)   SHARE / PRN SHARE / PUT / INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER           CLASS     CUSIP      (USD)        AMOUNT    PRN    CALL  DISCRETION MANAGERS   SOLE    SHARED NONE
ACCELRYS INC                     CMN    00430U103    2,008        250,000    SH             SOLE               250,000
ADVANCED ANALOGIC TECH INC       CMN    00752J108    5,540        400,000    SH             SOLE               400,000
ATHEROS COMMUNICATIONS INC       CMN    04743P108   11,700        900,000    SH             SOLE               900,000
CALIFORNIA MICRO DEVICES CORP    CMN    130439102    5,338        820,000    SH             SOLE               820,000
CENTILLIUM COMMUNICATIONS INC    CMN    152319109    4,872      1,400,000    SH             SOLE             1,400,000
CYPRESS SEMICONDUCTOR CORP       CMN    232806109    2,138        150,000    SH             SOLE               150,000
EQUINIX INC                      CMN    29444U502    4,280        105,000    SH             SOLE               105,000
EXAR CORPORATION                 CMN    300645108    1,440        115,000    SH             SOLE               115,000
GENESIS MICROCHIP INC DEL        CMN    37184C103    1,809        100,000    SH             SOLE               100,000
INFORMATICA CORP                 CMN    45666Q102    8,100        675,000    SH             SOLE               675,000
INTELLISYNC CORP                 CMN    458176104    5,444      1,055,000    SH             SOLE             1,055,000
INTERNATIONAL DISPLAYWORKS INC   CMN    459412102    1,188        200,000    SH             SOLE               200,000
MONOLITHIC POWER SYSTEMS, INC.   CMN    609839105    4,497        300,000    SH             SOLE               300,000
NETGEAR, INC.                    CMN    64111Q104    3,850        200,000    SH             SOLE               200,000
NETLOGIC MICROSYSTEMS, INC.      CMN    64118B100    5,448        200,000    SH             SOLE               200,000
NETWORK EQUIPMENT TECHNOLOGIES   CMN    641208103    2,288        520,000    SH             SOLE               520,000
PORTALPLAYER, INC.               CMN    736187204    9,629        340,000    SH             SOLE               340,000
SILICON IMAGE INC                CMN    82705T102    3,447        380,000    SH             SOLE               380,000
SIRF TECHNOLOGY HLDG INC         CMN    82967H101    6,705        225,000    SH             SOLE               225,000
STRATEX NETWORKS, INC.           CMN    86279T109    9,308      2,600,000    SH             SOLE             2,600,000
SYMYX TECHNOLOGIES INC           CMN    87155S108    6,550        240,000    SH             SOLE               240,000
VOLTERRA SEMICONDUCTOR CORP      CMN    928708106    4,500        300,000    SH             SOLE               300,000
WEBSIDESTORY, INC.               CMN    947685103    6,799        375,000    SH             SOLE               375,000